                                                             File No. 333-103906

                             As filed June 6, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         [ ] Pre-Effective Amendment No.
                                                        -----
                       [X] Post-Effective Amendment No.   2
                                                        -----
                        (Check appropriate box or boxes)

                              Gartmore Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

================================================================================

Title of the securities being registered: Class A, Class B and Class C shares of beneficial interest,  without par value, of Gartmore Mutual Funds. No filing fee is due because  Registrant is relying on Section 24(f) of the Investment Company
Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                       -2-

                                     PART A

Part A, the definitive Prospectus Proxy Statement dated April 21, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933, as amended [File
No. 333-103906] on May 1, 2003, and is herein incorporated by reference.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 21, 2003
                        (as supplemented June 6, 2003)

Acquisition of the Assets and Assumption of all          By and in exchange for:
            Stated Liabilities of:

             THE MONTGOMERY FUNDS                         GARTMORE MUTUAL FUNDS
     Montgomery Global Opportunities Fund
         Montgomery Global Focus Fund                Gartmore Worldwide Leaders Fund

       101 California Street, 35th Floor
        San Francisco, California 94111
                1-800-572-FUND

                      and

            THE MONTGOMERY FUNDS II
     Montgomery Partners Long-Short Equity        Gartmore Long-Short Equity Plus Fund
                   Plus Fund

       101 California Street, 35th Floor                     1200 River Road
        San Francisco, California 94111             Conshohocken, Pennsylvania 19428
                1-800-222-8222                               (484) 530-1300

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed reorganization of (i) the Montgomery Global Opportunities Fund (the
"MF Global  Opportunities  Fund") and the Montgomery  Global Focus Fund (the "MF
Global Focus Fund"),  two portfolios of The Montgomery  Funds ("TMF"),  with and into the Gartmore  Worldwide  Leaders Fund (the "GMF Worldwide Leaders Fund"), a
portfolio  of  Gartmore  Mutual  Funds  (the  "Gartmore  Funds"),  and  (ii) the
Montgomery  Partners  Long-Short Equity Plus Fund (the "MF Long-Short  Fund"), a
portfolio of The  Montgomery  Funds II ("TMF II") (which  together  with TMF are collectively  referred to as the "Montgomery Funds"), with and into the Gartmore
Long-Short  Equity  Plus  Fund  (the  "GMF  Long-Short  Fund"),  a series of the
Gartmore Funds. We refer to the three  Montgomery  Funds as the "Acquired Funds"
and the two Gartmore Funds as the "GMF Acquiring Funds."

     Pursuant to the proposed reorganizations  (individually, a "Reorganization"
and, collectively, the "Reorganizations"), each GMF Acquiring Fund would acquire all of the assets of the corresponding  Acquired Fund in exchange solely for the assumption of all of the stated  liabilities  of such Acquired Fund and the same or a comparable class of shares of the  corresponding  GMF Acquiring Fund, to be distributed pro rata by the Acquired Fund to its

                                       B-1

shareholders,  in complete  liquidation of the Acquired Fund. Upon completion of the transactions contemplated by the Reorganizations, the Acquired Funds will be liquidated and terminated as series of the Montgomery Funds.

     Capitalized  terms  not  otherwise  defined  in this SAI have the  meanings assigned to them in the Prospectus/Proxy Statement dated April 21, 2003.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the   Prospectus/Proxy   Statement  dated  April  21,  2003,   relating  to  the
Reorganizations.  You can request a copy of the  Prospectus/Proxy  Statement  by calling  1-800-848-0920  or by writing to the Gartmore Funds at P.O. Box 182205,
Columbus, Ohio 43218-2205.

                                       B-2

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

                                       B-3

     Incorporation by Reference

     The following  documents  have  previously  been filed with the SEC and are incorporated by reference herein.

          (A)  The Statement of Additional  Information  of the Gartmore  Funds,
               dated June 2, 2003 (the "Gartmore Funds SAI").

          (B)  The Annual Report to  Shareholders  of the Gartmore Funds for the
               fiscal year ended October 31, 2002.

     History

     For  a  discussion  of  the  Gartmore  Funds'  history  and  other  general information  pertaining to the Gartmore Funds, see the section entitled "General
Information And History" in the Gartmore Funds SAI.

     Description of the GMF Acquiring Funds and their Investments and Risks

     For a  discussion  of the  investment  strategies  and  risks  of  the  GMF
Acquiring Funds, see the sections entitled "Additional  Information On Portfolio
Instruments And Investment Policies,"  "Description Of Portfolio Instruments And
Investment Policies," "Portfolio Turnover" and "Investment  Restrictions" in the
Gartmore Funds SAI.

     Management

     For information  regarding the Trustees and Officers of the Gartmore Funds, including,  but not limited to, the names and a brief occupational  biography of each of the  Trustees  and  officers,  see the section  entitled  "Trustees  And
Officers Of The Trust" in the Gartmore Funds SAI.

     Investment Advisory and Other Services

     For   a   discussion   of   the   GMF   Acquiring   Funds'   advisory   and
management-related  services  agreements,  see the section entitled  "Investment
Advisory And Other Services" in the Gartmore Funds SAI.

     Brokerage Allocation and Other Practices

                                      B-4

     For a discussion of the GMF Acquiring  Funds' brokerage  policies,  see the section entitled "Brokerage Allocations" in the Gartmore Funds SAI.

     Capital Stock and Other Securities

     For a  discussion  of each  class of shares of the  Gartmore  Funds and the characteristics  of the Gartmore Funds' shares of beneficial  interest,  see the
sections  entitled   "Additional   Information  -  Description  of  Shares"  and
"Additional Information - Voting Rights" in the Gartmore Funds SAI.

     Purchase, Redemption and Pricing of Shares

     For a  description  of the  purchase  and  redemption  procedures  for  the
Gartmore  Funds'  shares and a discussion of the Gartmore  Funds'  valuation and pricing  procedures,  see  the  sections  entitled  "Additional  Information  on
Purchases and Sales," "Valuation of Shares," "Systematic Investment Strategies,"
"Investor Privileges," and "Investor Services" in the Gartmore Funds SAI.

     Taxation

     For a  discussion  of the tax  information  relating  to  ownership  of the
Gartmore Funds' shares,  see the sections entitled "Tax Status," and "Additional
General Tax Information for All Funds" in the Gartmore Funds SAI.

     Underwriter

     For information concerning the principal underwriter of the Gartmore Funds'
shares, see the section entitled "Distribution" in the Gartmore Funds SAI.

     Calculation of Performance Data

     For a description and quotation of certain performance data used by the GMF
Acquiring Funds, see the section entitled "Fund Performance  Advertising" in the
Gartmore Funds SAI.

     Financial Statements

     The Annual Report to Shareholders of the Gartmore Funds for the fiscal year ended  October 31, 2002  contain  financial  information  for the GMF  Worldwide
Leaders Fund.

                                       B-5

     Pro Forma Financial Statements which provide financial  information for the
GMF Worldwide Leaders Fund after giving effect to the  Reorganizations  with the
MF Global  Opportunities  and Global  Focus  Funds,  for the  fiscal  year ended
October 31, 2002.*

----------
* No Pro Forma  Financial  Statements  are provided for the MF  Long-Short  Fund because  the GMF  Long-Short  Fund was  recently  organized  for the  purpose of continuing the investment operations of the MF Long-Short Fund.

                                      B-6

                           Gartmore Worldwide Leaders
                         Montgomery Global Opportunites
                             Montgomery Global Focus
            Pro Forma Combining Statements of Assets and Liabilities
                                 As of 10/31/02
                                    Unaudited

                                        Gartmore    Montgomery    Montgomery                      Pro Forma
                                       Worldwide      Global        Global       Pro Forma        Combined
                                        Leaders    Opportunites      Focus      Adjustments       (Note 1)
                                      -----------  ------------  ------------  ------------     ------------

Assets:

Investment, at value
   (cost $3,014,844, $17,489,350,
    and $22,228,703; respectively)    $ 3,073,474  $ 16,392,284  $ 20,603,125  $         --     $ 40,068,883
Repurchase agreements, at cost                 --            --        36,000            --           36,000
                                      -----------  ------------  ------------  ------------     ------------
      Total Investments                 3,073,474    16,392,284    20,639,125            --       40,104,883
Foreign currencies at value (cost
   $58,290, $141, and 636)                 57,669           148           410            --           58,228
Cash                                           --            --         2,695            --            2,695
Unrealized appreciation on foreign
   currency contracts                          --           382           553            --              935
Interest and dividends receivable             920        16,450        23,115            --           40,485
Receivable for investments sold           311,455       965,922       588,797            --        1,866,174
Receivable from adviser                     1,690        50,116        53,752            --          105,558
Reclaims receivable                         4,036        25,556         2,657            --           32,249
Prepaid expenses and other assets          10,084           848         5,392            --           16,324
                                      -----------  ------------  ------------  ------------     ------------
      Total Assets                      3,459,328    17,451,707    21,316,496            --       42,227,531
                                      -----------  ------------  ------------  ------------     ------------

Liabilities:

Payable to custodian                           --        20,630                          --           20,630
Line of credit                            105,270            --            --            --          105,270
Payable for investments purchased         210,644       834,557       438,992            --        1,484,193
Unrealized depreciation on foreign
   currency contracts                       4,154           599            --            --            4,753
Accrued expenses and other payables:
   Investment advisory fees                 2,598        46,754        52,352            --          101,704
   Fund administration and transfer
      agent fees                            1,173        42,852        34,276            --           78,301
   Distribution fees                        1,009            --            --            --            1,009
   Administrative servicing fees               21            --            --            --               21
   Other                                      480        93,263       147,795            --          241,538
                                      -----------  ------------  ------------  ------------     ------------
      Total Liabilities                   325,349     1,038,655       673,415            --        2,037,419
                                      -----------  ------------  ------------  ------------     ------------
Net Assets                            $ 3,133,979  $ 16,413,052  $ 20,643,081  $         --     $ 40,190,112
                                      ===========  ============  ============  ============     ============

Represented by:

Capital                               $ 5,363,163  $ 53,534,263  $ 67,961,035  $         --     $126,858,461
Accumulated net investment
   income (loss)                            4,154      (134,780)     (138,929)           --         (269,555)
Accumulated net realized gains
   (losses) from investment and
   foreign currency transactions       (2,288,858)  (35,892,102)  (45,554,214)                   (83,735,174)
Net unrealized appreciation
   (depreciation) on investments and
   translation of assets and
   liablities denominated in foreign
   currencies                              55,520    (1,094,328)   (1,624,811)                    (2,663,619)
                                      -----------  ------------  ------------  ------------     ------------
Net Assets                            $ 3,133,979  $ 16,413,052  $ 20,643,081  $         --     $ 40,190,112
                                      ===========  ============  ============  ============     ============

Net Assets:

Class A Shares                        $ 1,045,926  $         --  $      3,648    37,052,485     $ 38,102,059
Class B Shares                            936,469            --            --            --          936,469
Class C Shares                             18,518            --            --            --           18,518
Class R Shares                                 --    16,413,052    20,639,433   (37,052,485)              --
Institutional Service Class Shares      1,133,066            --            --            --        1,133,066
                                      -----------  ------------  ------------  ------------     ------------
      Total                           $ 3,133,979  $ 16,413,052  $ 20,643,081  $         --     $ 40,190,112
                                      ===========  ============  ============  ============     ============

Shares outstanding (unlimited number
   of shares authorized):

Class A Shares                            190,335            --           592     6,737,475(a)     6,928,402
Class B Shares                            173,030            --            --            --          173,030
Class C Shares                              3,405            --            --            --            3,405
Class R Shares                                 --     2,086,722     3,267,817    (5,354,539)(a)           --
Institutional Service Class Shares        204,597            --            --            --          204,597
                                      -----------  ------------  ------------  ------------     ------------
      Total                               571,367     2,086,722     3,268,409     1,382,936        7,309,434
                                      ===========  ============  ============  ============     ============

Net asset value:

Class A Shares                        $      5.50  $         --  $       6.16  $         --     $       5.50
Class B Shares (b)                    $      5.41  $         --  $         --  $         --     $       5.41
Class C Shares (c)                    $      5.44  $         --  $         --  $         --     $       5.44
Class R Shares                        $        --  $       7.87  $       6.32  $         --     $         --
Institutional Service Class Shares    $      5.54  $         --  $         --  $         --     $       5.54

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to
   the nearest cent):

Class A Shares                        $      5.84                $       6.54                   $       5.84
Class C Shares                        $      5.49                $         --                   $       5.49
Maximum sales charge - Class A Shares        5.75%                       5.75%                          5.75%
Maximum sales charge - Class C Shares        1.00%                         --                           1.00%
                                      -----------                ------------                   ------------

(a)  Shares adjusted to reflect the purchase into Class A Shares of the Gartmore
     Acquiring Fund at the Class A Shares net asset value.
(b)  For Class B Shares, the redemption price per share varies by length of time shares are held.
(c)  For Class C Shares,  the redemption price per share is reduced by 1.00% for shares held less than one year.

                                  Page 1 of 2

                           Gartmore Worldwide Leaders
                         Montgomery Global Opportunites
                             Montgomery Global Focus
                  Pro Forma Combining Statements of Operations
                          For the period ended 10/31/02
                                    Unaudited

                                                  Gartmore   Montgomery   Montgomery                 Pro Forma
                                                 Worldwide     Global       Global    Pro Forma      Combined
                                                  Leaders   Opportunites    Focus    Adjustments     (Note 1)
                                                ----------- ------------ ----------- -----------   ------------

Investment Income:

Interest income                                 $     2,636 $     7,133  $    22,394  $      --    $     32,163
Net income from securities lending                       --      11,846       10,070         --          21,916
Dividend income (net of foreign tax withholding      52,834     284,388      251,264         --         588,485
   tax of $0; $0; $0; respectively)                      --          --           --         --              --
                                                ----------- -----------  -----------  ---------    ------------
      Total Income                                   55,470     303,367      283,728         --         642,565
                                                ----------- -----------  -----------  ---------    ------------

Expenses:

   Investment advisory fees                          33,362     319,585      366,191   (136,861)(a)     582,277
   Fund administration and transfer
     agent fees                                      14,960     144,194      196,928   (268,739)(a)      87,342
   Distribution fees Class A                          2,832          --           14    137,146 (a)     139,992
   Distribution fees Class B                         10,505          --           --         --          10,505
   Distribution fees Class C                            210          --           --         --             210
   Administrative servicing Fees
     Class A                                             16          --           --      1,683 (c)       1,699
   Administrative servicing
     Institutional Service Class                         61          --           --         --              61
   Professional fees                                    239      41,578       56,176    (88,993)(b)       9,000
   Registration and Filing                           24,919      17,113       31,002    (42,034)(b)      31,000
   Printing fees                                      2,652      15,535       24,103    (24,290)(b)      18,000
   Other                                              2,111      41,061       46,167    (65,338)(b)      24,000
                                                ----------- -----------  -----------  ---------    ------------
      Total expenses before reimbursed expenses      91,867     579,066      720,581   (487,426)        904,087
Expenses reimbursed                                 (31,081)    (86,559)    (189,434)   169,927        (137,147)
                                                ----------- -----------  -----------  ---------    ------------
      Total Expenses                                 60,786     492,507      531,147   (317,499)        766,940
                                                ----------- -----------  -----------  ---------    ------------
Net Investment Income (Loss)                         (5,316)   (189,140)    (247,419)   317,499        (124,376)
                                                ----------- -----------  -----------  ---------    ------------

REALIZED/UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains (losses) on investment
   transactions                                  (1,392,113) (6,475,708)  (7,878,111)        --     (15,745,932)
Net realized gains (losses) on foreign
   currency transactions                            (77,963)    (82,880)     (88,196)        --        (249,039)
                                                ----------- -----------  -----------  ---------    ------------
Net realized gains (losses) on investment and
   foreign currency transactions                 (1,470,076) (6,558,588)  (7,966,307)        --     (15,994,970)
Net change in unrealized appreciation/
   depreciation on investments and translation
   of assets and liabilities denominated in
   foreign currencies                             1,029,657    (706,248)     (72,831)        --         250,579
                                                ----------- -----------  -----------  ---------    ------------
Net realized/unrealized gains (losses) on
   investments and foreign currencies              (440,419) (7,264,835)  (8,039,137)        --     (15,744,392)
                                                ----------- -----------  -----------  ---------    ------------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS                              $  (445,735)$(7,453,976) $(8,286,556) $ 317,499    $(15,868,768)
                                                =========== ===========  ===========  =========    ============

----------
(a)  Change based on  assumption  that current  Gartmore fee structure for these fees would have been in place during the period.
(b)  Reduced to reflect duplication of expenses.
(c)  Reflects the Administrative  Service fee that will be applicable to Class A shares upon the completion of the Reorganization.

                                  Page 2 of 2

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                        Gartmore       Montgomery    Montgomery
                                       Worldwide         Global        Global       Pro Forma
                                        Leaders      Opportunities     Focus         Combined
                                         Shares          Shares        Shares         Shares
                                       ---------     -------------   ----------     ---------

Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                                                          9,400                        9,400

Belgium (0.2%)
Brewery (0.2%)
                                          3,400                                        3,400

Finland (2.1%)
Telecommunications (1.8%)
                                                         15,700        27,600         43,300

Utilities (0.3%)
                                         18,100                                       18,100

France (9.6%)
Banking (1.6%)
                                                          5,260        10,500         15,760

Health & Personal Care (3.6%)
                                                          2,100         8,600         10,700
                                                          2,700         8,400         11,100

Oil & Gas (2.2%)
                                            600           2,600         3,300          6,500

Pharmaceuticals (1.5%)
                                                          4,200         5,800         10,000

Television (0.2%)
                                                          3,150                        3,150

Transportation (0.5%)
                                                          7,800                        7,800

Germany (7.0%)
Automotive (3.4%)
                                          3,600                                        3,600
                                                            865         1,760          2,625

Computer Software & Services (1.5%)
                                                          2,300         5,700          8,000

Insurance (1.5%)

                                                         Gartmore         Montgomery         Montgomery
                                                         Worldwide          Global             Global
                                                          Leaders        Opportunties          Focus
                               Description            Market Value ($)  Market Value ($)   Market Value ($)
                      ------------------------------ ----------------  ----------------   ----------------

Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                      Australia and New Zealand                              98,245
                      Banking Group Ltd.                                  ---------
Belgium (0.2%)
Brewery (0.2%)
                      Interbrew                           76,600
                                                         -------
Finland (2.1%)
Telecommunications
 (1.8%)
                      Nokia Oyj                                             266,051            467,707
                                                                          ---------          ---------
Utilities (0.3%)
                      Fortum Oyj                         108,443
                                                         -------
                                                         108,443            266,051            467,707
                                                         -------          ---------          ---------
France (9.6%)
Banking (1.6%)
                      BNP Paribas SA                                        209,248            417,700
                                                                          ---------          ---------
Health & Personal
 Care (3.6%)
                      L'Oreal SA                                            156,041            639,023
                      Sanofi-Synthelabo SA                                  164,741            512,527
                                                                          ---------          ---------
                                                                            320,782          1,151,550
                                                                          ---------          ---------
Oil & Gas (2.2%)
                      Total Fina Elf SA                   82,650            357,355            453,568
                                                         -------          ---------          ---------
Pharmaceuticals
 (1.5%)
                      Aventis SA                                            250,869            346,438
                                                                          ---------          ---------
Television  (0.2%)
                      Societe Television Francaise                           80,925
                                                                          ---------
Transportation (0.5%)
                      Autoroutes du Sud de la France                        194,144
                                                         -------          ---------          ---------
                                                          82,650          1,413,323          2,369,256
                                                         -------          ---------          ---------
Germany  (7.0%)
Automotive (3.4%)
                      Bayerische Motoren Werke AG        128,343
                      Porsche AG                                            411,968            838,225
                                                         -------          ---------          ---------
                                                         128,343            411,968            838,225
                                                         -------          ---------          ---------
Computer Software &
 Services (1.5%)
                      SAP AG                                                176,129            436,493
                                                                          ---------          ---------
Insurance (1.5%)

                      Pro Forma
                      Combined
                      Market Value ($)
                      ----------------

Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                          98,245
                       ---------
Belgium (0.2%)
Brewery (0.2%)
                          76,600
                       ---------
Finland (2.1%)
Telecommunications
 (1.8%)
                         733,758

Utilities (0.3%)
                         108,443
                       ---------
                         842,201
                       ---------
France (9.6%)
Banking (1.6%)
                         626,948
                       ---------
Health & Personal
 Care (3.6%)
                         795,064
                         677,268
                       ---------
                       1,472,332
                       ---------
Oil & Gas (2.2%)
                         893,573
                       ---------
Pharmaceuticals
 (1.5%)
                         597,307
                       ---------
Television  (0.2%)
                          80,925
                       ---------
Transportation (0.5%)
                         194,144
                       ---------
                       3,865,229
                       ---------
Germany  (7.0%)
Automotive (3.4%)
                         128,343
                       1,250,193
                       ---------
                       1,378,536
                       ---------
Computer Software &
 Services (1.5%)
                         612,622
                       ---------
Insurance (1.5%)

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                               Gartmore      Montgomery    Montgomery
                              Worldwide        Global        Global       Pro Forma
                               Leaders     Opportunities     Focus         Combined
                                Shares         Shares        Shares         Shares
                              ---------    -------------   ----------     ---------

                                                1,300         3,250          4,550

Pharmaceuticals (0.6%)
                                                5,100                        5,100

Hong Kong (0.5%)
Diversified (0.3%)
                                20,000                                      20,000

Telecommunications (0.2%)
                                               32,500                       32,500

Ireland (0.3%)
Banking (0.3%)
                                               15,100                       15,100

Israel (0.2%)
Pharmaceuticals (0.2%)
                                   875                                         875

Italy (5.0%)
Banking (2.3%)
                                               23,500        39,000         62,500
                                               45,800                       45,800

Insurance (0.7%)
                                               21,100                       21,100

Luxury Goods (0.2%)
                                                1,100                        1,100

Oil & Gas (0.4%)
                                               11,400                       11,400

Telecommunications (1.4%)
                                               20,400        50,100         70,500

Japan (8.5%)
Automotive (0.8%)
                                                6,700                        6,700
                                 8,600                                       8,600

Building & Construction (0.2%)

                                                                  Gartmore        Montgomery       Montgomery
                                                                  Worldwide         Global           Global
                                                                   Leaders       Opportunties        Focus
                                     Description             Market Value ($) Market Value ($) Market Value ($)
                           --------------------------------- ---------------- ---------------- ----------------

                           Muenchener Rueckversucherungs                           166,989          417,472
                           Gesellschaft AG                                       ---------        ---------

Pharmaceuticals (0.6%)
                           Schering AG (a)                                         233,572
                                                                -------          ---------        ---------
                                                                128,343            988,658        1,692,190
                                                                -------          ---------        ---------
Hong Kong (0.5%)
Diversified (0.3%)
                           Hutchison Whampoa Ltd.               123,086
                                                                -------
Telecommunications (0.2%)
                           China Mobile (Hong Kong) Ltd. (a)                        79,798
                                                                -------          ---------
                                                                123,086             79,798
                                                                -------          ---------
Ireland (0.3%)
Banking (0.3%)
                           Anglo Irish Bank                                        100,861
                                                                                 ---------
Israel (0.2%)
Pharmaceuticals (0.2%)
                           Teva Pharmaceutical Industries
                           Ltd. ADR                              67,751
                                                                -------
Italy (5.0%)
Banking (2.3%)
                           Banco Popolare di Verona e Novara Scrf                  279,573          463,972
                           Credito Italiano (a)                                    171,516
                                                                                 ---------        ---------
                                                                                   451,089          463,972
                                                                                 ---------        ---------
Insurance (0.7%)
                           R.A.S. SpA (a)                                          262,279
                                                                                 ---------
Luxury Goods (0.2%)
                           Gucci Group                                              99,398
                                                                                 ---------
Oil & Gas (0.4%)
                           ENI SpA                                                 157,025
                                                                                 ---------
Telecommunications (1.4%)
                           Telecom Italia SpA                                      161,863          397,516
                                                                                 ---------        ---------
                                                                                 1,131,654          861,488
                                                                                 ---------        ---------
Japan (8.5%)
Automotive (0.8%)
                           Honda Motor Co. Ltd.                                    239,599
                           Nissan Motor Co. Ltd.                 66,057
                                                                -------          ---------
                                                                 66,057            239,599
                                                                -------          ---------
Building & Construction
 (0.2%)

                                      Pro Forma
                                      Combined
                                  Market Value ($)
                                  ----------------

                                         584,461
                                       ---------

Pharmaceuticals (0.6%)
                                         233,572
                                       ---------
                                       2,809,191
                                       ---------
Hong Kong (0.5%)
Diversified (0.3%)
                                         123,086
                                       ---------
Telecommunications (0.2%)
                                          79,798
                                       ---------
                                         202,884
                                       ---------
Ireland (0.3%)
Banking (0.3%)
                                         100,861
                                       ---------
Israel (0.2%)
Pharmaceuticals (0.2%)
                                          67,751
                                       ---------
Italy (5.0%)
Banking (2.3%)
                                         743,545
                                         171,516
                                       ---------
                                         915,061
                                       ---------
Insurance (0.7%)
                                         262,279
                                       ---------
Luxury Goods (0.2%)
                                          99,398
                                       ---------
Oil & Gas (0.4%)
                                         157,025
                                       ---------
Telecommunications (1.4%)
                                         559,379
                                       ---------
                                       1,993,142
                                       ---------
Japan (8.5%)
Automotive (0.8%)
                                         239,599
                                          66,057
                                       ---------
                                         305,656
                                       ---------
Building & Construction
 (0.2%)

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                         Gartmore     Montgomery     Montgomery
                         Worldwide      Global         Global      Pro Forma
                          Leaders    Opportunities      Focus       Combined
                          Shares        Shares         Shares        Shares
                         ---------   -------------   ----------    ---------

                           32,000                                    32,000

Electronics (4.4%)
                                          3,000         8,000        11,000
                                          4,900        12,300        17,200
                                          1,100         2,700         3,800
                                          4,200                       4,200

Food & Beverage (1.4%)
                                          5,200        13,000        18,200

Real Estate (0.2%)
                           12,000                                    12,000

Retail (1.5%)
                                          5,000        16,000        21,000

Korea (0.7%)
Electronics (0.7%)
                                          1,900                       1,900

Mexico (1.4%)
Financial Services (0.4%)
                                        201,000                     201,000

Retail (1.0%)
                                         48,200       119,600       167,800

Netherlands (0.4%)
Electronics (0.2%)
                            4,700                                     4,700

Oil & Gas (0.2%)
                            2,000                                     2,000

Norway (0.4%)
Telecommunications (0.4%)
                                         15,000                      15,000

Portugal (0.4%)
Telecommunications (0.4%)
                                         24,800                      24,800

Spain (5.1%)

                                                                  Gartmore        Montgomery       Montgomery
                                                                  Worldwide         Global           Global
                                                                   Leaders       Opportunties         Focus
                                     Description              Market Value ($) Market Value ($) Market Value ($)
                          ----------------------------------- ---------------- ---------------- ----------------

                          Nishimatsu Construction Co. Ltd.           92,205
                                                                    -------
Electronics (4.4%)
                          Canon, Inc.                                                110,459          294,558
                          Fanuc Co. Ltd. (a)                                         193,589          485,948
                          Rohm (a)                                                   138,262          339,370
                          Sony Corp.                                                 180,303
                                                                                   ---------        ---------
                                                                                     622,613        1,119,876
                                                                                   ---------        ---------
Food & Beverage (1.4%)
                          ITO EN Ltd.                                                165,200          413,001
                                                                                   ---------        ---------
Real Estate (0.2%)
                          Mitsui Fudosan Co. Ltd.                    91,976
                                                                    -------
Retail (1.5%)
                          Seven - Eleven Japan Co. Ltd.                              140,925          450,961
                                                                    -------        ---------        ---------
                                                                    250,238        1,168,337        1,983,838
                                                                    -------        ---------        ---------
Korea (0.7%)
Electronics (0.7%)
                          Samsung Electronics Co. Ltd.                               271,700
                                                                                   ---------
Mexico (1.4%)
Financial Services (0.4%)
                          Grupo Financiero BBVA Bancomer
                          SA de CV                                                   158,392
                                                                                   ---------
Retail (1.0%)
                          Wal-Mart de Mexico SA de CV -
                          Series V                                                   120,358          298,647
                                                                                   ---------        ---------
                                                                                     278,750          298,647
                                                                                   ---------        ---------
Netherlands (0.4%)
Electronics (0.2%)
                          Koninklijke (Royal) Philips
                          Electronics NV                             84,245
                                                                    -------
Oil & Gas (0.2%)
                          Royal Dutch Petroleum Co.                  86,512
                                                                    -------
                                                                    170,757
                                                                    -------
Norway (0.4%)
Telecommunications (0.4%)
                          Tandberg ASA                              161,922
                                                                  ---------
Portugal (0.4%)
Telecommunications (0.4%)
                          Vodafone Telecel - Comunicacoes
                          Pessoais SA                               170,554
Spain (5.1%)                                                      ---------

                               Pro Forma
                                Combined
                            Market Value ($)
                            ----------------

                                     92,205
                                  ---------
Electronics (4.4%)
                                    405,017
                                    679,537
                                    477,632
                                    180,303
                                  ---------
                                  1,742,489
                                  ---------
Food & Beverage (1.4%)
                                    578,201
                                  ---------
Real Estate (0.2%)
                                     91,976
                                  ---------
Retail (1.5%)
                                    591,886
                                  ---------
                                  3,402,413
                                  ---------
Korea (0.7%)
Electronics (0.7%)
                                    271,700
                                  ---------
Mexico (1.4%)
Financial Services (0.4%)
                                    158,392
                                  ---------
Retail (1.0%)
                                    419,005
                                  ---------
                                    577,397
                                  ---------
Netherlands (0.4%)
Electronics (0.2%)
                                     84,245
                                  ---------
Oil & Gas (0.2%)
                                     86,512
                                  ---------
                                    170,757
                                  ---------
Norway (0.4%)
Telecommunications (0.4%)
                                    161,922
                                  ---------
Portugal (0.4%)
Telecommunications (0.4%)
                                    170,554
                                  ---------
Spain (5.1%)

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                             Gartmore     Montgomery     Montgomery
                             Worldwide      Global         Global        Pro Forma
                              Leaders    Opportunities      Focus        Combined
                              Shares        Shares         Shares         Shares
                             ---------   -------------   ----------      ---------

Aircraft Equipment (1.2%)

                                             13,500        16,600           30,100

Banking (1.2%)
                                              6,300         5,200           11,500

Oil & Gas (0.4%)
                                             31,700                         31,700

Telecommunications (0.5%)
                                             22,200                         22,200

Transportation (1.8%)
                                             40,000        98,600          138,600

Sweden (0.5%)
Security Services (0.5%)

                                             15,700                         15,700

Switzerland  (3.1%)
Business Services  (1.4%)

                                              5,491         8,200           13,691

Computer Equipment (0.2%)
                                              2,733                          2,733

Food & Beverage (0.5%)
                                                960                            960

Health & Personal Care
   (0.4%)
                                              2,400                          2,400

Optical Supplies (0.2%)
                                2,400                                        2,400

Pharmaceuticals (0.4%)
                                              3,800                          3,800

Taiwan (0.4%)
Electronics (0.2%)

                               10,600                                       10,600

Semiconductors (0.2%)
                                9,000                                        9,000

United Kingdom (14.2%)
Banking (5.8%)
                                             38,600        81,500          120,100

                                                                 Gartmore        Montgomery       Montgomery
                                                                 Worldwide         Global           Global
                                                                  Leaders       Opportunties         Focus
                           Description                        Market Value ($) Market Value ($) Market Value ($)
                           ---------------------------------- ---------------- ---------------- ----------------

Aircraft Equipment (1.2%)
                             Gamesa Corporacion Tecnologica SA                       220,633          271,297
                                                                                   ---------          -------
Banking (1.2%)
                             Banco Popular Espanol SA                                269,169          222,172
                                                                                   ---------          -------
Oil & Gas (0.4%)
                             Enagas                                                  170,083
                                                                                   ---------
Telecommunications (0.5%)
                             Telefonica SA (a)                                       210,145
                                                                                   ---------
Transportation (1.8%)
                             Amadeus Global Travel Distribution                      196,830          485,185
                             SA Class A                                            ---------          -------
                                                                                   1,066,860          978,654
                                                                                   ---------          -------
Sweden (0.5%)
Security Services (0.5%)

                             Securitas AB, Series B (a)                              218,020
                                                                                   ---------
Switzerland  (3.1%)
Business Services  (1.4%)

                             Adecco SA                                               215,144          321,286
                                                                                   ---------          -------
Computer Equipment (0.2%)
                             Logitech International SA (a)                            89,543
                                                                                   ---------
Food & Beverage (0.5%)
                             Nestle SA                                               205,256
                                                                                   ---------
Health & Personal Care
   (0.4%)
                             Roche Holding AG                                        169,425
                                                                                   ---------
Optical Supplies (0.2%)
                             Alcon, Inc. (a)                        98,448
                                                                   -------
Pharmaceuticals (0.4%)
                             Novartis AG                                             144,525
                                                                   -------         ---------          -------
                                                                    98,448           823,893          321,286
                                                                   -------         ---------          -------
Taiwan (0.4%)
Electronics (0.2%)

                             AU Optronics Corp. - ADR (a)           71,020
                                                                   -------
Semiconductors (0.2%)
                             Taiwan Semiconductor Manufacturing     70,380
                             Co. Ltd. ADR(a)                       -------
                                                                   141,400
                                                                   -------

United Kingdom (14.2%)
Banking (5.8%)
                            Barclays PLC                                             266,834          563,394

                                Pro Forma
                                Combined
                             Market Value ($)
                             ----------------

Aircraft Equipment (1.2%)
                                   491,930
                                 ---------
Banking (1.2%)
                                   491,341
                                 ---------
Oil & Gas (0.4%)
                                   170,083
                                 ---------
Telecommunications (0.5%)
                                   210,145
                                 ---------
Transportation (1.8%)
                                   682,015
                                 ---------
                                 2,045,514
                                 ---------
Sweden (0.5%)
Security Services (0.5%)

                                   218,020
                                 ---------
Switzerland  (3.1%)
Business Services  (1.4%)

                                   536,430
                                 ---------
Computer Equipment (0.2%)
                                    89,543
                                 ---------
Food & Beverage (0.5%)
                                   205,256
                                 ---------
Health & Personal Care
   (0.4%)
                                   169,425
                                 ---------
Optical Supplies (0.2%)
                                    98,448
                                 ---------
Pharmaceuticals (0.4%)
                                   144,525
                                 ---------
                                 1,243,627
                                 ---------
Taiwan (0.4%)
Electronics (0.2%)

                                    71,020
                                 ---------
Semiconductors (0.2%)
                                    70,380
                                 ---------
                                   141,400
                                 ---------

United Kingdom (14.2%)
Banking (5.8%)
                                   830,228

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                         Gartmore    Montgomery     Montgomery
                                         Worldwide     Global         Global      Pro Forma
                                          Leaders   Opportunities      Focus      Combined
                                          Shares       Shares         Shares       Shares
                                         ---------  -------------   ----------    ---------

                                           18,300                                   18,300
                                            3,700      16,128         35,080        54,908

Building & Construction (0.2%)
                                           21,700                                   21,700

Food & Beverage (2.4%)
                                                       36,500                       36,500
                                                       18,400         42,900        61,300
                                                       41,800                       41,800

Insurance (0.2%)
                                           10,200                                   10,200

Mining (0.3%)
                                            5,800                                    5,800

Oil & Gas (1.3%)
                                                       23,804         58,600        82,404
Pharmaceuticals (2.1%)
                                            2,200                                    2,200
                                                       11,160         29,611        40,771
Retail (0.2%)
                                           10,800                                   10,800

Telecommunications (1.7%)
                                            9,700                                    9,700
                                                      118,650        260,000       378,650
United States (39.5%)
Aerospace/Defense (0.1%)
                                              900                                      900

Airlines (0.9%)
                                            2,800                                    2,800
                                                        2,700                        2,700
                                                        9,500                        9,500
Banking (2.4%)
                                                        8,700         17,900        26,600

                                                                 Gartmore        Montgomery      Montgomery
                                                                 Worldwide         Global          Global
                                                                  Leaders        Opportunties       Focus
                           Description                        Market Value ($)  Market Value ($) Market Value ($)
                           ---------------------------------- ---------------- ---------------- ----------------

                             Lloyds TSB Group PLC                  157,467
                             Royal Bank of Scotland Group PLC       87,061           377,893          821,956
                                                                   -------         ---------        ---------
                                                                   244,528           644,727        1,385,350
                                                                   -------         ---------        ---------

Building & Construction (0.2%)
                             George Wimpey PLC                      93,362
                                                                   -------
Food & Beverage (2.4%)
                             Compass Group PLC                                       161,318
                             Diageo PLC                                              206,648          481,804
                             Tesco PLC                                               129,042
                                                                                   ---------        ---------
                                                                                     497,008          481,804
                                                                                   ---------        ---------

Insurance (0.2%)
                             Aviva PLC                              78,194
                                                                   -------
Mining (0.3%)
                             Rio Tinto PLC                         104,806
                                                                   -------
Oil & Gas (1.3%)
                             BP PLC                                                  151,995          374,176
                                                                                   ---------        ---------

Pharmaceuticals (2.1%)
                             AstraZeneca PLC                        82,089
                             GlaxoSmithKline PLC                                     210,726          559,122
                                                                   -------         ---------        ---------
                                                                    82,089           210,726          559,122
                                                                   -------         ---------        ---------
Retail (0.2%)
                             GUS PLC                                97,578
                                                                   -------

Telecommunications (1.7%)
                             British Sky Broadcasting Group
                              PLC (a)                               91,585
                             Vodafone Group PLC                                      190,098          416,566
                                                                   -------         ---------        ---------
                                                                    91,585           190,098          416,566
                                                                   -------         ---------        ---------
                                                                   792,142         1,694,554        3,217,018
                                                                   -------         ---------        ---------

United States (39.5%)
Aerospace/Defense (0.1%)
                             Lockheed Martin Corp.                  52,110
                                                                   -------
Airlines (0.9%)
                             Jetblue Airways Corp. (a)             113,092
                             Ryanair Holdings PLC - ADR                              100,683
                             Southwest Airlines Co. (a)                              138,700
                                                                   -------         ---------
                                                                   113,092           239,383
                                                                   -------         ---------

Banking (2.4%)
                             Citigroup, Inc. (a)                                     321,465          661,405
                                                                                   ---------        ---------

                                          Pro Forma
                                          Combined
                                        Market Value ($)
                                        ---------------

                                             157,467
                                           1,286,910
                                           ---------
                                           2,274,605
                                           ---------

Building & Construction (0.2%)
                                              93,362
                                           ---------

Food & Beverage (2.4%)
                                             161,318
                                             688,452
                                             129,042
                                           ---------
                                             978,812
                                           ---------

Insurance (0.2%)
                                              78,194
                                           ---------

Mining (0.3%)
                                             104,806
                                           ---------

Oil & Gas (1.3%)
                                             526,171
                                           ---------

Pharmaceuticals (2.1%)
                                              82,089
                                             769,848
                                           ---------
                                             851,937
                                           ---------

Retail (0.2%)
                                              97,578
                                           ---------

Telecommunications (1.7%)
                                              91,585
                                             606,664
                                           ---------
                                             698,249
                                           ---------
                                           5,703,714
                                           ---------

United States (39.5%)
Aerospace/Defense (0.1%)
                                              52,110
                                           ---------
Airlines (0.9%)
                                             113,092
                                             100,683
                                             138,700
                                           ---------
                                             352,475
                                           ---------

Banking (2.4%)
                                             982,870
                                           ---------

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                            Gartmore    Montgomery    Montgomery
                                            Worldwide     Global        Global    Pro Forma
                                             Leaders   Opportunties      Focus    Combined
                                             Shares       Shares        Shares     Shares
                                          ------------  ----------    ---------   ---------

Business Services (2.4%)
                                                          2,400         12,800     15,200

Capital Goods (0.9%)
                                                          3,200         11,700     14,900

Commercial Services (0.2%)
                                                2,000                               2,000

Communications (0.2%)
                                                3,300                               3,300

Computer Hardware Manufacturing (3.8%)
                                                         21,800         36,800     58,600
                                                          8,900         22,200     31,100

Computer Software & Services (4.5%)
                                                          5,500         13,700     19,200
                                                1,500     7,800         13,600     22,900

Education (0.2%)
                                                          5,800                     5,800

Electronics (1.6%)
                                                7,100                               7,100
                                                                         4,000      4,000

Financial Services (2.7%)
                                                          2,600          9,500     12,100
                                                3,700                               3,700
                                                          5,800                     5,800

Freddie Mac (0.7%)
                                                          4,300                     4,300

Health & Personal Care (0.4%)
                                                          6,000                     6,000

Health Care Services (1.5%)
                                                          9,900         13,300     23,200

Home Furnishing (0.3%)
                                                3,100                               3,100

Hospitals (0.1%)
                                                1,300                               1,300

                                                                  Gartmore       Montgomery        Montgomery
                                                                 Worldwide         Global            Global
                                                                   Leaders       Opportunties        Focus
                           Description                         Market Value ($) Market Value ($)  Market Value ($)
                           ---------------------------------- ---------------- ---------------- -------------------

Business Services (2.4%)
                             Ebay, Inc.                                              151,740           809,281
                                                                                     -------         ---------
Capital Goods (0.9%)
                             General Electric Co.                                     80,800           295,425
                                                                                     -------         ---------
Commercial Services (0.2%)
                             Weight Watchers International,
                                 Inc. (a)                           94,700
                                                                   -------
Communications (0.2%)
                             Comcast Corp. (a)                      75,933
                                                                   -------
Computer Hardware
  Manufacturing (3.8%)
                             Cisco Systems, Inc.                                     243,724          411,424
                             Dell Computer Corp.                                     254,585          635,031
                                                                                     -------        ---------
                                                                                     498,309        1,046,455
                                                                                     -------        ---------

Computer Software &
  Services (4.5%)
                             Computer Sciences Corp. (a)                             177,595          442,373
                             Microsoft Corp.                        80,205           417,027          727,124
                                                                   -------           -------        ---------
                                                                    80,205           594,622        1,169,497
                                                                   -------           -------        ---------

Education (0.2%)
                             DeVry, Inc. (a)                                          82,360
                                                                                     -------
Electronics (1.6%)
                             Flextronics International Ltd. (a)     59,356
                             Samsung Electronics - GDR                               570,000
                                                                   -------         ---------
                                                                    59,356           570,000
                                                                   -------         ---------

Financial Services (2.7%)
                             Lehman Brothers Holding, Inc. (a)                       138,502          506,065
                             Merrill Lynch & Co., Inc.             140,415
                             Wells Fargo & Co. (a)                                   292,726
                                                                   -------           -------        ---------
                                                                   140,415           431,228          506,065
                                                                   -------           -------        ---------

Freddie Mac (0.7%)
                             Federal Home Loan Mortgage
                                 Corp. (a)                                           264,794
                                                                                     -------

Health & Personal
  Care (0.4%)
                             Estee Lauder Co., Inc.
                                 (The) - Class A                                     174,720
                                                                                     -------

Health Care Services (1.5%)
                             First Health Group Corp.                                256,410          344,470
                                                                                     -------        ---------

Home Furnishing (0.3%)
                             Newell Rubbermaid, Inc.               100,502
                                                                   -------
Hospitals (0.1%)
                             HCA, Inc.                              56,537
                                                                   -------

                              Pro Forma
                              Combined
                           Market Value ($)
                          ----------------

Business Services (2.4%)
                                961,021
                              ---------
Capital Goods (0.9%)
                                376,225
                              ---------
Commercial Services (0.2%)
                                 94,700
                              ---------

Communications (0.2%)
                                 75,933
                              ---------
Computer Hardware
  Manufacturing (3.8%)
                                655,148
                                889,616
                              ---------
                              1,544,764
                              ---------

Computer Software &
  Services (4.5%)
                                619,968
                              1,224,356
                              ---------
                              1,844,324
                              ---------

Education (0.2%)
                                 82,360
                              ---------

Electronics (1.6%)
                                 59,356
                                570,000
                              ---------
                                629,356
                              ---------

Financial Services (2.7%)
                                644,567
                                140,415
                                292,726
                              ---------
                              1,077,708
                              ---------

Freddie Mac (0.7%)
                                264,794
                              ---------

Health & Personal
  Care (0.4%)
                                174,720
                              ---------

Health Care Services (1.5%)
                                600,880
                              ---------

Home Furnishing (0.3%)
                                100,502
                              ---------

Hospitals (0.1%)
                                 56,537
                              ---------

Gartmore Montgomery Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                 Gartmore   Montgomery     Montgomery
                                Worldwide     Global         Global     Pro Forma
                                 Leaders   Opportunities      Focus     Combined
                                 Shares       Shares         Shares      Shares
                                ---------  -------------   ----------   ---------

Luxury Goods  (0.3%)
                                                3,900                      3,900

Manufacturing  (0.2%)
                                  4,600                                    4,600

Medical Instruments  (1.0%)
                                                6,800                      6,800
                                  2,600                                    2,600

Multi-Media  (2.5%)
                                               11,200                     11,200
                                                6,500        13,600       20,100

Pharmaceuticals  (1.0%)
                                  3,200          9,800                    13,000

Radio Broadcasting  (1.6%)
                                                5,600        11,700       17,300

Retail  (7.9%)
                                                6,550        16,200       22,750
                                                8,200        20,400       28,600
                                               10,600                     10,600
                                                8,400        17,400       25,800
                                                5,100                      5,100
                                                6,600                      6,600

Semiconductors  (0.8%)
                                                5,100        12,600       17,700
Telecommunications  (1.3%)
                                              122,200                    122,200
                                               15,800                     15,800
                                                4,800                      4,800

Total Common Stocks

Repurchase Agreement  (0.1%)                                 36,000       36,000
Total Repurchase Agreement

                                                                  Gartmore        Montgomery       Montgomery
                                                                  Worldwide        Global            Global
                                                                   Leaders     Opportunities         Focus
                                       Description            Market Value ($) Market Value ($) Market Value ($)
                             -------------------------------- ---------------- ---------------- ----------------

Luxury Goods  (0.3%)
                             Tiffany & Co. (a)                                       102,102
                                                                                   ---------
Manufacturing  (0.2%)
                             Tyco International Ltd.
                                                                    66,516
                                                                 ---------

Medical Instruments  (1.0%)
                             Medtronic, Inc. (a)                                     304,640
                             St. Jude Medical, Inc. (a)             92,586
                                                                 ---------        ----------
                                                                    92,586           304,640
                                                                 ---------        ----------

Multi-Media  (2.5%)
                             Liberty Media Corp.                                      92,624
                             Viacom Inc. - Class B (a)                               289,965          606,696
                                                                                  ----------       ----------
                                                                                     382,589          606,696
                                                                                  ----------       ----------

Pharmaceuticals  (1.0%)
                             Pfizer, Inc.                          101,664           311,346
                                                                 ---------        ----------

Radio Broadcasting  (1.6%)
                             Clear Channel Communications,
                             Inc. (a)                                                207,480          433,485
                                                                                  ----------       ----------

Retail  (7.9%)
                             Best Buy Co.                                            134,996          333,882
                             Costco Wholesale Corp. (a)                              278,226          692,172
                             Hollywood Entertainment Corp.                           208,343
                             Lowe's Cos., Inc. (a)                                   350,532          726,102
                             Safeway, Inc. (a)                                       117,810
                             Wal-Mart Stores, Inc. (a)                               353,430
                                                                                  ----------       ----------
                                                                                   1,443,337        1,752,156
                                                                                  ----------       ----------

Semiconductors  (0.8%)
                             Intel Corp. (a)                                          88,281          218,106
                                                                                  ----------       ----------

Telecommunications  (1.3%)
                             ADC Telecommunications, Inc.                            194,298
                             AT&T Corp. (a)                                          206,032
                             SBC Communications, Inc. (a)                            123,168
                                                                                  ----------
                                                                                     523,498
                                                                                  ----------
                                                                        --         6,459,104               --
                                                                 ---------        ----------       ----------
Total Common Stocks                                              3,073,474        16,392,284       20,603,125
                                                                 ---------        ----------       ----------

Repurchase Agreement(0.1%)   Merrill Lynch, 1.91%, 11/01/02                                            36,000
                                                                                                    ---------
Total Repurchase Agreement                                                                             36,000
                                                                                                    ---------
                             Total (Cost $42,768,897) - 99.8%    3,073,474        16,392,284       20,639,125
                                                                 =========        ==========       ==========

                                                                  Pro Forma
                                                                  Combined
                                       Description            Market Value ($)
                             -------------------------------- ----------------

Luxury Goods  (0.3%)
                             Tiffany & Co. (a)                     102,102
                                                                ----------
Manufacturing  (0.2%)
                             Tyco International Ltd.                66,516
                                                                ----------

Medical Instruments  (1.0%)
                             Medtronic, Inc. (a)                   304,640
                             St. Jude Medical, Inc. (a)             92,586
                                                                ----------
                                                                   397,226
                                                                ----------

Multi-Media  (2.5%)
                             Liberty Media Corp.                    92,624
                             Viacom Inc. - Class B (a)             896,661
                                                                ----------
                                                                   989,285
                                                                ----------

Pharmaceuticals  (1.0%)
                             Pfizer, Inc.                          413,010
                                                                ----------

Radio Broadcasting  (1.6%)
                             Clear Channel Communications,
                             Inc. (a)                              640,965
                                                                ----------

Retail  (7.9%)
                             Best Buy Co.                          468,878
                             Costco Wholesale Corp. (a)            970,398
                             Hollywood Entertainment Corp.         208,343
                             Lowe's Cos., Inc. (a)               1,076,634
                             Safeway, Inc. (a)                     117,810
                             Wal-Mart Stores, Inc. (a)             353,430
                                                                ----------
                                                                 3,195,493
                                                                ----------

Semiconductors  (0.8%)
                             Intel Corp. (a)                       306,387
                                                                ----------

Telecommunications  (1.3%)
                             ADC Telecommunications, Inc.          194,298
                             AT&T Corp. (a)                        206,032
                             SBC Communications, Inc. (a)          123,168
                                                                ----------
                                                                   523,498
                                                                ----------
                                                                15,905,761
                                                                ----------
Total Common Stocks                                             40,068,883
                                                                ----------
Repurchase Agreement(0.1%)   Merrill Lynch, 1.91%, 11/01/02         36,000
                                                                ----------
Total Repurchase Agreement                                          36,000
                                                                ----------
                             Total (Cost $42,768,897) - 99.8%   40,104,883
                                                                ==========
                             ---------------
                             Percentages indicated are based on
                              net assets of $40,190,112.
                             See notes to financial statements.

                             (a) non-income producing security

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

1.   Basis of Combination:

     The unaudited  Pro Forma  Combined  Statements  of Assets and  Liabilities,
Statements of  Operations,  and Schedules of Portfolio  Investments  reflect the accounts of the  Gartmore  World Wide Leaders  Fund  ("Acquiring  Fund") and the
Montgomery Global  Opportunities Fund and the Montgomery Global Focus Fund (each a  "Target  Fund")  as if the  proposed  reorganization  (the  "Reorganization")
occurred as of and for the fiscal year ended October 31, 2002.  These statements have been derived from books and records utilized in calculating daily net asset value at October 31, 2002.

     The Agreement and Plan of  Reorganization  provides that the Acquiring Fund acquire all of the assets,  subject to stated  liabilities,  of the Target Funds solely for the Acquiring  Fund's Class A shares,  to be distributed  pro rata by each of the Target Funds to the holders of there shares, in complete liquidation of the Target Funds.

     The  reorganization  is  expected  to occur on or about June 20,  2003 (the
"Closing Date").

     For accounting purposes,  the historical basis of assets and liabilities of the Acquiring Fund will survive this  reorganization  (hereafter  referred to as the  "Survivor  Fund").  The  Target  Funds  are  hereafter  referred  to as the
"non-Survivor   Funds".   The  Survivor   Fund,  on  the  Closing  Date  of  the
Reorganization,   will  issue  Class  A  shares  for  the  net  assets  of  each non-Survivor Fund in connection with the Reorganization.

     In exchange for the transfer of assets and stated liabilities, the Survivor
Funds will issue to the  non-Survivor  Funds full and fractional  Class A shares and the non-Survivor Funds will make a liquidating  distribution of such Class A shares to their  respective  shareholders.  The  number of Class A shares of the
Survivor Fund so issued will be equal in value to the full and fractional shares of  the  non-Survivor  Funds  that  are  outstanding  immediately  prior  to the
Reorganization.  At and after the Reorganization,  all stated debts, liabilities and obligations of the  non-Survivor  Funds will attach to the Survivor Fund and may  thereafter  be enforced  against the Survivor Fund to the same extent as if they had been incurred by it.

     The following is a summary of significant  accounting  policies followed by each  Fund in  preparation  of its  financial  statements.  The  preparation  of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP")  requires  management to make estimates and  assumptions  that  affect  the  reported  amounts  and  disclosures  in the financial statements. Actual results could differ from those estimates.

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

     Under generally accepted accounting principles,  the Survivor Fund's basis, for purposes of determining  net asset value,  of the assets and  liabilities of the  non-Survivor  Funds  will be the  fair  market  value  of such  assets  and liabilities  computed  as of the close of regular  trading of the New York Stock
Exchange  (normally  4:00 p.m.  eastern time) on the business day proceeding the
Closing Date. The Survivor Fund,  will recognize no gain or loss for federal tax purposes on its issuance of Class A shares in the Reorganization.

     It is each  Portfolio's  intention  to  qualify as a  regulated  investment company  under the  Internal  Revenue  Code and  distribute  all of its  taxable income, including any net realized gains to shareholders.  Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

     The  accompanying  pro forma  financial  statements  represent the Survivor
Fund,  and reflect the combined  results of operations of the Acquiring Fund and the Target Funds,  should such  Reorganization  be effected,  the  statements of operations of the Survivor Fund will not be restated for pre-combination  period results  of the  corresponding  non-Survivor  Funds.  The  Pro  Forma  Combining
Statements of Assets and Liabilities, Statements of Operations, and Schedules of
Portfolio  Investments  should  be  read  in  conjunction  with  the  historical financial  statements of the Funds incorporated by reference in the Statement of
Additional Information.

2.   Expenses:

Investment Advisory Fees:

Montgomery Funds:

     Under the Investment Advisory Agreement,  the Target Funds are obligated to pay investment advisory fees to Montgomery Asset Management ("MAM") with respect to the Target Funds monthly, as a percentage of each Target Funds' average daily net assets as shown below for the year ended October 31, 2002.

                                                       Total
             Fund                    Fee Schedule      Fees
------------------------------------------------------------
Montgomery Global Opportunities   Up to $500 million   1.25%
Fund                              Next $500 million    1.10%
                                  Over $1 billion      1.00%
------------------------------------------------------------
Montgomery Global Focus Fund      Up to $250 million   1.25%
                                  Next $250 million    1.00%
                                  Over $500 million    0.90%

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Gartmore Worldwide Leaders Fund:

     Under the terms of an Investment Advisory Agreement,  Gartmore Global Asset
Management  Trust ("GGAMT")  manages the investment of the assets and supervises the daily business affairs of the Acquiring Fund. GGAMT also provides investment management  evaluation  services in initially  selecting and  monitoring,  on an ongoing  basis,  the  performance  of the  sub-adviser  for the Acquiring  Fund.
Gartmore Global  Partners  ("GGP"),  an affiliate of GGAMT  currently  serves as sub-adviser to the Acquiring Fund. GGP manages a portion of the Acquiring Fund's investments and has the responsibility  for making all investment  decisions for that portion of the Acquiring Fund.

     Under the terms of the Investment  Advisory  Agreement,  the Acquiring Fund
pays GGAMT an annual  investment  advisory fee of 1.00% of its average daily net asset value. From such fee, pursuant to the sub-advisory  agreement,  GGAMT pays
GGP a fee equal to 0.50% of the average  daily net asset value of the  Acquiring
Fund.

Fund Administration and Transfer Agency Fees:

GMF:

     Under the terms of a Fund  Administration  Agreement,  Gartmore  SA Capital
Trust ("GSA") provides  various  administrative  and accounting  services to the
Acquiring  Fund.  Gartmore  Investor  Services,   Inc.  ("GISI"),   an  indirect
subsidiary of GSA, serves as Transfer and Dividend  Disbursing Agent for each of the Acquiring Fund. The fees for the services provided under both agreements are combined and calculated  based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average  daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

                              Combined Fee Schedule
                  -----------------------------------------------
                                         Up to $1 billion   0.25%
                  $   1 billion and more up to $3 billion   0.18%
                  $   3 billion and more up to $4 billion   0.14%
                  $   4 billion and more up to $5 billion   0.07%
                  $  5 billion and more up to $10 billion   0.04%
                  $ 10 billion and more up to $12 billion   0.02%
                                      $12 billion or more   0.01%
                  -----------------------------------------------

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Pro Forma Adjustments and Pro Forma Combined Columns:

     The pro forma  adjustments and pro forma combined columns of the Statements of Operations  reflect the  adjustments  necessary to show expenses at the rates which would have been in effect if the  non-Survivor  Funds were included in the
Survivor Fund for the year ended October 31, 2002. The investment advisory fees, fund  administration and transfer agency fees, and the administrative  servicing fees for Class A shares in the pro forma  combined  column are calculated at the rates in effect for the Survivor  Fund based upon the combined net assets of the
corresponding   Target  Funds  and  Acquiring   Fund  and  taking  into  account
contractual  fee changes  expected to have a  continuing  impact on the Survivor
Funds.  Certain  pro forma  adjustments  were made to  estimate  the  benefit of combining operations of separate funds into one survivor fund.

     The pro  forma  Schedules  of  Portfolio  Investments  give  effect  to the proposed  transfer  of such  assets as if the  Reorganization  had  occurred  at
October 31, 2002.

3.   Portfolio Valuation, Securities Transactions and Related Income:

     Securities for which market  quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time is as of the close of regular  trading on the New York Stock Exchange  (usually 4 p.m.  Eastern Time).
Equity  securities  are valued at the last quoted sale price,  or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the  respective  Board of Trustees of  Acquiring  Fund or the Target
Funds.  Prices  are taken  from the  primary  market or  exchange  in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the respective  Board of Trustees of Acquiring
Fund or Target Funds.  Short-term debt  securities such as commercial  paper and
U.S.  Treasury Bills having a remaining  maturity of 60 days or less at the time of purchase are considered to be  "short-term"  and are valued at amortized cost which approximates market value.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value that does not represent fair value in the judgement of Acquiring Fund's or
Target Funds' respective investment adviser or designee, are

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

valued at fair  value  under  procedures  approved  by the  respective  Board of
Trustees for the Acquiring Fund or Target Funds.

     Security  transactions  are  accounted  for on the  date  the  security  is purchased or sold ("trade date").  Securities gains and losses are calculated on the identified  cost basis.  Interest  income is recognized on the accrual basis and includes,  where  applicable,  the  amortization  or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

                            REGISTRATION STATEMENT OF

                              GARTMORE MUTUAL FUNDS

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore  Mutual Funds' Amended  Declaration of Trust provides as follows:

     No Trustee, officer, employee or agent of the Trust shall be subject to any personal  liability  whatsoever to any Person,  other than the Trust or its
     Shareholders,  in  connection  with Trust  Property  or the  affairs of the
     Trust,  except that  arising  from bad faith,  willful  misfeasance,  gross negligence or reckless  disregard for his duty to such Person; and all such
     Persons shall look solely to the Trust Property for  satisfaction of claims of any nature arising in connection with the affairs of the Trust.

     No  Shareholder  as  such  shall  be  subject  to  any  personal  liability whatsoever  to any Person in  connection  with Trust  Property or the acts, obligations  or  affairs  of  the  Trust.  If  any  Shareholder  or  former
     Shareholder  shall be charged or held personally  liable for any obligation or  liability  of the Trust  solely  by  reason  of being or having  been a
     Shareholder  and  not  because  (upon  proper  and  timely  request  by the
     Shareholder)  shall assume the defense  against such charge and satisfy any judgment or settlement  thereon,  and the Shareholder or former Shareholder
     (or his heirs,  executors,  administrators  or corporate  or other  general successor)  shall be entitled out of the assets of the Trust Property to be held harmless  from and  indemnified  against all loss and expense  arising from such liability.

     The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested.  A Trustee shall be liable for his own duties  involved in the  conduct of the office of Trustee,  and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or  wrongdoing  of any officer,  agent, employee, consultant,  Investment Adviser, Distributor,  Administrator,  or
     Transfer Agent of the Trust,  nor shall any Trustee be responsible  for the act or omission of any other Trustee;  and (b) the Trustees may rely on the advice of counsel or experts as described in Section 5.6 below.

Section 5.2. of Gartmore Mutual Funds' Amended  Declaration of Trust provides as follows:

     (a)  Subject to the exceptions and  limitations  contained in paragraph (b)
          below:

          (i)  Every  person  who is, or has been a Trustee  or  officer  of the
               Trust shall be indemnified by the Trust against all liability and against  all  expenses  reasonably  incurred  or  paid  by him in connection with any claim, action, suit or proceeding in which he becomes  involved as a party or  otherwise by virtue of his being or having been a Trustee or officer and against  amounts  paid or incurred by him in the settlement thereof.

                                      C-1

          (ii) The words "claim,"  "action",  "suit" or "proceeding" shall apply to all claims,  actions, suits or proceedings (civil, criminal or other,  including appeals),  actual or threatened;  and the words
               "liability"  and "expenses"  shall include,  without  limitation, attorneys' fees,  costs,  judgments,  amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No  indemnification  shall  be  provided  hereunder  to a  Trustee  or officer:

          (i)  against any liability to the Trust or the  Shareholders by reason of a final  adjudication  by the court or other body before which
               the   proceeding   was   brought   that  he  engaged  in  willful
               misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated  not to have acted in good faith or in the reasonable belief that his action was in or not opposed to the best interest of the Trust; or

          (iii)in the event of a settlement or other  disposition  not involving a final  adjudication as provided in paragraphs (b)(i) or (b)(ii)
               resulting in a payment by a Trustee or officer,  unless there has been either a determination  that such Trustee or officer did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other disposition or by a reasonable determination,  based upon a
               review  of  readily   available  facts  (as  opposed  to  a  full
               trial-type inquiry) that he did not engage in such conduct:

               (A)  by vote of a majority of the  Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested
                    Trustees then in office act on the matter); or

               (B)  by written opinion of independent legal counsel.

     (c)  The rights of  indemnification  herein provided may be insured against by policies  maintained by the Trust,  shall be  severable,  shall not affect any other  rights to which any  Trustee  or officer  may now or hereafter be entitled, shall continue as to a Person who has ceased to be such  Trustee  or  officer  and shall  inure to the  benefit of the heirs,  executors and administrators of such Person. Nothing contained herein shall affect any rights to  indemnification  to which personnel other than  Trustees  and  officers  may be  entitled  by  contract or otherwise under law.

     (d)  Expenses of preparation  and  presentation  of a defense to any claim, action, suit or proceeding of the character described in paragraph (a)
          of this  Section  5.2 shall be  advanced  by the Trust  prior to final disposition  thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.2, provided that either:

          (i)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority  of the  Disinterested  Trustees  acting on the matter
               (provided that a majority of the  Disinterested  Trustees then in office act on the matter) or an  independent  legal  counsel in a written opinion, shall determine,  based upon a review of readily available facts (as opposed to a full trial-type  inquiry),  that there is reason to believe that the recipient  ultimately will be found entitled to indemnification.

                                       C-2

     As used in this  section 5.2, a  "Disinterested  Trustee" is one (i) who is not an  "Interested  Person"  of the Trust  (including  anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the  Commission),  and (ii) against whom none of such actions,  suits or other  proceedings or another action,  suit or other proceeding on the same similar grounds is then or had been pending.

     Agents and  employees  of the Trust who are not Trustees or officers of the
     Trust may be indemnified  under the same standards and procedures set forth in this Section 5.2, in the discretion of the Board.

     With  respect to  liability  of  Gartmore  Global  Asset  Management  Trust
("Gartmore  Global"),  the investment  adviser to the Gartmore Worldwide Leaders
Fund,  reference  is made to  Section  7 of the  Investment  Advisory  Agreement between  Gartmore  Mutual  Funds (the  "Gartmore  Funds")  and  Gartmore  Global
incorporated by reference  herein.  With respect to liability of Gartmore Mutual
Funds Capital Trust  ("Gartmore-U.S."),  the investment  adviser to the Gartmore
Long-Short  Equity Plus Fund,  reference is made to Section 7 of the  Investment
Advisory Agreement between the Gartmore Funds and Gartmore-U.S.  incorporated by reference herein.

     With  respect to a  sub-adviser's  indemnification  of  Gartmore  Global or
Gartmore-U.S.,  as applicable, and their affiliated and controlling persons, and
Gartmore Global and  Gartmore-U.S.'  indemnification of each sub-adviser and its affiliated and controlling  persons,  reference is made to Section 10 of each of the sub-advisory agreements incorporated by reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees,  officers and controlling persons  of  the  Gartmore  Funds  pursuant  to  the  foregoing  provisions,  or otherwise,  the  Gartmore  Funds has been  advised  that in the  opinion  of the
Securities and Exchange  Commission (the "Commission")  such  indemnification is against  public  policy  as  expressed  in  the  1933  Act  and  is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liabilities  (other than the payment by the Gartmore Funds of expenses  incurred or paid by a trustee, officer or controlling person of the Gartmore Funds in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered,  the Gartmore  Funds will,  unless in the opinion of its counsel the matter  has  been  settled  by  controlling  precedent,  submit  to a  court  of appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public  policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except Exhibit 9(a):

     (1)  Copies of the charter of the Gartmore Funds as now in effect:

                                      C-3

          (a)  Amended  Declaration of Trust  established as of October 30, 1997
               (amended  March 13, 2003)  previously  filed as Exhibit 1(a) with the  initial  Registration  Statement  on form  N-14 on March 18,
               2003, and herein incorporated by reference.

     (2)  Copies of the existing  by-laws or  corresponding  instruments  of the
          Gartmore Funds:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the Gartmore  Funds  previously  filed as Exhibit 23(b)
               with   Post-Effective   Amendment  No.  40  to  the  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Gartmore Funds:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Agreement  and  Plan of  Reorganization  between  The  Montgomery
               Funds, Gartmore Mutual Funds,  Gartmore Global Investments,  Inc.
               and  Commerzbank  AG, dated March 14, 2003,  previously  filed as
               Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  Agreement and Plan of Reorganization between The Montgomery Funds
               II, Gartmore Mutual Funds, Gartmore Global Investments,  Inc. and
               Commerzbank AG, dated March 14, 2003, previously filed as Exhibit
               4(b)  with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of the Gartmore Funds:

          (a)  Article VI and Article X of the Amended  Declaration  of Trust as
               previously  incorporated by reference above to this  Registration
               Statement  as  Exhibit  (1)(a)  define  the  rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the GMF Acquiring Funds:

          (a)  Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(5)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

                                      C-4

               (1)  Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement  among  Nationwide  Mutual  Funds  (now  known  as
                    Gartmore Mutual Funds),  Nationwide Advisory Services,  Inc.
                    and  Villanova  Mutual  Fund  Capital  Trust  (now  known as
                    Gartmore  Mutual Fund  Capital  Trust)  previously  filed as
                    Exhibit 23(d)(1)(a) with Post-Effective  Amendment No. 18 to the  Registration  Statement  on Form N-1A on  December  29,
                    1999, and herein incorporated by reference.

               (2)  Proposed Amended Exhibit A effective April [ ], 2003, to the
                    Investment  Advisory  Agreement  among Gartmore Mutual Funds and  Gartmore  Mutual  Fund  Capital  Trust is  included  in
                    previously   filed  as  Exhibit  6(a)(2)  with  the  initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (b)  Investment   Advisory  Agreement  dated  August  30,  2000  among
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(d)(3)(a)   with   Post-Effective   Amendment  No.  40  to  the
               Registration  Statement  on Form N-1A on  November  5, 2002,  and
               herein incorporated by reference.

               (1)  Amended  Exhibit A,  effective  December  18,  2001,  to the
                    Investment  Advisory Agreement among Nationwide Mutual Funds
                    (now known as Gartmore  Mutual Funds) and  Villanova  Global
                    Asset  Management  Trust (now known as Gartmore Global Asset
                    Management  Trust)  previously filed as Exhibit  23(d)(3)(b)
                    with  Post-Effective  Amendment  No. 40 to the  Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

          (c)  Subadvisory Agreement for the GMF Long-Short Fund.

               (1)  Proposed  Subadvisory  Agreement dated April [ ], 2003 among
                    Gartmore  Mutual Funds,  Gartmore  Mutual Fund Capital Trust
                    and SSI  Investment  Management,  Inc.  previously  filed as
                    Exhibit 6(c)(1) with the initial  Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (d)  Subadvisory Agreement for the GMF Worldwide Leaders Fund.

               (1)  Subadvisory Agreement dated August 30, 2000 among Nationwide
                    Mutual Funds (now known as Gartmore Mutual Funds), Villanova
                    Global Asset  Management Trust (now known as Gartmore Global
                    Asset   Management   Trust)  and  Gartmore  Global  Partners
                    previously    filed   as   Exhibit    23(d)(4)(e)(1)    with
                    Post-Effective   Amendment   No.  40  to  the   Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

                    (a)  Amended  Exhibit A, effective  December 3, 2001, to the
                         Subadvisory  Agreement  among  Nationwide  Mutual Funds
                         (now known as Gartmore Mutual Funds), Villanova Global

                                      C-5

                         Asset Management Trust (now known as Gartmore Global
                         Asset Management Trust) and Gartmore Global Partners
                         previously filed as Exhibit 23(d)(4)(e)(2) with
                         Post-Effective Amendment No. 40 to the Registration
                         Statement on Form N-1A on November 5, 2002, and herein
                         incorporated by reference.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Gartmore Funds and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit 7(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

               (1)  Proposed  Amended  Schedule A, effective April [ ], 2003, to the Underwriting Agreement between Gartmore Mutual Funds and
                    Gartmore  Distribution  Services,  Inc.  previously filed as
                    Exhibit 7(a)(1) with the initial  Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement on Form N-1A on January 5, 1999.

          (c)  Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Gartmore Funds in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of the Gartmore Funds, including the schedule of remuneration:

          (a)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               9(a)  with  Post-Effective  Amendment  No. 1 to the  Registration
               Statement on Form N-14 on May 1, 2003, and herein incorporated by reference.

     (10) Copies of any plan entered into by the Gartmore Funds pursuant to Rule
          12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation of the plan, and copies of any plan entered into by the Gartmore

                                      C-6

          Funds  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Gartmore Funds' trustees describing any action taken to revoke the plan:

          (a)  Proposed  Amended  Distribution  Plan under Rule 12b-1  effective
               April [ ],  2003,  previously  filed as  Exhibit  10(a)  with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

          (d)  Proposed  Amended  Rule 18f-3 Plan amended  effective  April [ ],
               2003,   previously  filed  as  Exhibit  10(d)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          (a)  Form of Opinion and Consent of Counsel Supporting Tax Matters and
               Consequences  to  Shareholders  to  be  filed  by  post-effective amendment.

     (13) Copies of all material contracts of the Gartmore Funds not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(9)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment,   effective   September  1,  1999,  to  the  Fund
                    Administration  Agreement among Nationwide Mutual Funds (now
                    known  as  Gartmore  Mutual  Funds),   Nationwide   Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(b)  with  Post-Effective  Amendment  No.  16 to the
                    Registration

                                      C-7

                    Statement  on Form N-1A on  December  13,  1999,  and herein incorporated by reference.

               (2)  Proposed  Amended  Exhibit A, effective  April [ ], 2003, to the Fund  Administration  Agreement  among  Gartmore  Mutual
                    Funds and  Gartmore  SA Capital  Trust  previously  filed as
                    Exhibit 13(a)(2) with the initial Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (b)  Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit  24(b)(9)(b) with  Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

               (1)  Proposed  Amended  Exhibit A, effective  April [ ], 2003, to the Transfer and Dividend  Disbursing  Agent Agreement among
                    Gartmore Mutual Funds and Gartmore Investors Services,  Inc.
                    previously  filed  as  Exhibit  13(b)(1)  with  the  initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (c)  Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed  as  Exhibit  23(h)(6)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002 and herein incorporated by reference.

               (1)  Proposed  Amended Exhibit A to the  Administrative  Services
                    Plan, effective April [ ], 2003, previously filed as Exhibit
                    13(c)(1)  with the initial  Registration  Statement  on Form
                    N-14  on  March  18,  2003,  and  herein   incorporated   by
                    reference.

          (d)  Expense  Limitation  Agreement  dated  September  1, 2000 between
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(h)(15)   with   Post-Effective   Amendment   No.   44  to  the
               Registration  Statement on Form N-1A on February  28,  2003,  and
               herein incorporated by reference.

               (1)  Amended Exhibit A to the Expense Limitation  Agreement dated
                    September  1,  2000 (as  amended  April [ ],  2003)  between
                    Gartmore Mutual Funds and Gartmore  Global Asset  Management
                    Trust  previously filed as Exhibit 13(d)(1) with the initial
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (e)  Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit  23(h)(18) with  Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

                                      C-8

               (1)  Proposed  Amended  Exhibit  A  to  the  Expense   Limitation
                    Agreement,  dated  October  1, 2002 (as  amended  April [ ],
                    2003)  between   Gartmore  Mutual  Fund  Capital  Trust  and
                    Gartmore Mutual Funds  previously  filed as Exhibit 13(e)(1)
                    with the  initial  Registration  Statement  on Form  N-14 on
                    March 18, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent of independent auditors previously filed as Exhibit 14(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 40 to the
               Registration  Statement  on Form  N-1A on  November  5,  2002 and
               herein incorporated by reference.

          (b)  Power of Attorney  for Gerald J. Holland  dated  October 30, 2002
               previously   filed  as  Exhibit   23(q)(2)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler,  Mark L. Lipson and Arden L. Shisler dated March
               13,  2003  previously  filed as Exhibit  16(c)  with the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (17) Any additional exhibits which GMF may wish to file:

          (a)  The Prospectus of the GMF Worldwide  Leaders Fund, dated March 1,
               2003   previously   filed  as  Exhibit  17(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  The Prospectus of the GMF Long-Short  Fund, dated April 21, 2003, as filed  pursuant  to Rule  497(c) on April 24,  2003 (File Nos.
               333-40455 and 811-08495) is hereby  incorporated  by reference to this Post-Effective Amendment No. 1 to the Registration Statement
               on Form N-14 as Exhibit 17(b).

          (c)  Statement of Additional  Information of the Gartmore Funds, dated
               June 2, 2003,  as filed  pursuant  to Rule 497(c) on June 6, 2003
               (File Nos.  333-40455 and  811-08495) is hereby  incorporated  by
               reference  to  this   Post-Effective   Amendment  No.  2  to  the
               Registration Statement as Exhibit 17(c).

                                      C-9

          (d)  The Annual Report to  Shareholders  of the Gartmore Funds for the
               fiscal year ended  October 31, 2002  previously  filed as Exhibit
               17(d) with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

          (e)  Combined   Prospectus  for  Class  R  shares  of  the  MF  Global
               Opportunities  Fund and MF Global  Focus Fund dated  October  31,
               2002,   previously  filed  as  Exhibit  17(e)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (f)  Prospectus  for Class R shares of the MF Long-Short  Fund,  dated
               February 10,  2003,  previously  filed as Exhibit  17(f) with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

          (g)  Prospectus  for Class A, B and C shares  of the MF  Global  Focus
               Fund,  dated October 31, 2002,  previously filed as Exhibit 17(g)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

          (h)  Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003,  previously  filed as Exhibit 17(h) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

Item 17. Undertakings

     (1)  The  undersigned  Gartmore  Funds  agrees  that  prior  to any  public
          reoffering  of  the  securities   registered  through  the  use  of  a
          prospectus which is part of this registration  statement by any person or party who is deemed to be an underwriter within the meaning of Rule
          145(c) of the 1933 Act,  the  reoffering  prospectus  will contain the information  called  for  by  the  applicable  registration  form  for reofferings by persons who may be deemed underwriters,  in addition to the information called for by the other items of the applicable form.

     (2)  The  undersigned  Gartmore Funds agrees that every  prospectus that is filed under  paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in

                                      C-10

          determining  any  liability  under the 1933 Act,  each  post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      C-11

                                   SIGNATURES

Pursuant to the  requirments of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  the Registrant  certifies that this
Post-Effective  Amendment No. 2 to the  Registration  Statement meets all of the requirements for the effectiveness  pursuant to Rule 485(b) under the Securities
Act of 1933 and has  duly  caused  this  Post-Effective  Amendment  No. 2 to the
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of Columbus and the State of Ohio, on this 6th day of June, 2003.

                                               Registrant:
                                               Gartmore Mutual Funds

                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                 Date
---------                                -----                 ----
                                 Principal Executive
/s/ Paul J. Hondros              Officer, Trustee           June 6, 2003
------------------------------   and Chairman
Paul J. Hondros*

/s/ Gerald J. Holland            Principal Accounting and   June 6, 2003
------------------------------   Financial Officer
Gerald J. Holland*               Treasurer

/s/ Charles E. Allen             Trustee                    June 6, 2003
------------------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley      Trustee                    June 6, 2003
------------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore              Trustee                    June 6, 2003
------------------------------
C. Brent Devore*

/s/ Robert M. Duncan             Trustee                    June 6, 2003
------------------------------
Robert M. Duncan*

/s/ Barbara Hennigar             Trustee                    June 6, 2003
------------------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV           Trustee                    June 6, 2003
------------------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler           Trustee                    June 6, 2003
------------------------------
Douglas F. Kridler*

/s/ Arden L. Shisler             Trustee                    June 6, 2003
------------------------------
Arden L. Shisler*

                                      C-12

/s/ David C. Wetmore             Trustee                    June 6, 2003
------------------------------
David C. Wetmore*

/s/ Mark L. Lipson               Trustee                    June 6, 2003
------------------------------
Mark L. Lipson*

                                 *By: /s/ Elizabeth A. Davin, Esq.
                                      ------------------------------------------
                                      Elizabeth A. Davin, Attorney-in-Fact
                                      *Pursuant to Powers-of-Attorney.

                                      C-13

                              GARTMORE MUTUAL FUNDS
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------

(1)(a)         Amended  Declaration  of  Trust  dated  as of  October  30,  1997
               (amended  March 13,  2003) of Gartmore  Mutual  Funds  previously filed as Exhibit 1(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

(2)(a)         Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the Gartmore  Funds  previously  filed as Exhibit 23(b)
               with   Post-Effective   Amendment  No.  40  to  the  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

(4)(a)         Agreement  and  Plan of  Reorganization  between  The  Montgomery
               Funds, Gartmore Mutual Funds,  Gartmore Global Investments,  Inc.
               and  Commerzbank  AG, dated March 14, 2003,  previously  filed as
               Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

(4)(b)         Agreement and Plan of Reorganization between The Montgomery Funds
               II, Gartmore Mutual Funds, Gartmore Global Investments,  Inc. and
               Commerzbank AG, dated March 14, 2003, previously filed as Exhibit
               4(b)  with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

(6)(a)         Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(5)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

6(a)(1)        Amendment  dated  September  1, 1999 to the  Investment  Advisory
               Agreement  among  Nationwide  Mutual Funds (now known as Gartmore
               Mutual Funds),  Nationwide Advisory Services,  Inc. and Villanova
               Mutual  Fund  Capital  Trust (now known as  Gartmore  Mutual Fund
               Capital  Trust)  previously  filed as  Exhibit  23(d)(1)(a)  with
               Post-Effective  Amendment No. 18 to the Registration Statement on
               Form N-1A on  December  29,  1999,  and  herein  incorporated  by reference.

6(a)(2)        Proposed  Amended  Exhibit A,  effective  April [_], 2003, to the
               Investment  Advisory  Agreement  among Gartmore  Mutual Funds and
               Gartmore  Mutual Fund Capital Trust  previously  filed as Exhibit
               6(a)(2) with the initial  Registration  Statement on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

6(b)           Investment   Advisory  Agreement  dated  August  30,  2000  among
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(d)(3)(a) with Post-

                                      C-14

EXHIBIT NO.   DESCRIPTION
-----------   -----------

               Effective Amendment No. 40 to the Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

6(b)(1)        Amended Exhibit A, effective December 18, 2001, to the Investment
               Advisory  Agreement among  Nationwide  Mutual Funds (now known as
               Gartmore Mutual Funds) and Gartmore Global Asset Management Trust
               previously  filed  as  Exhibit  23(d)(3)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002, and herein incorporated by reference.

6(c)(1)        Proposed  Subadvisory  Agreement  dated  April  [_],  2003  among
               Gartmore Mutual Funds, Gartmore Mutual Fund Capital Trust and SSI
               Investment  Management,  Inc. previously filed as Exhibit 6(c)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

6(d)(1)        Subadvisory  Agreement  dated  August 30,  2000 among  Nationwide
               Mutual  Funds (now known as  Gartmore  Mutual  Funds),  Villanova
               Global Asset Management Trust (now known as Gartmore Global Asset
               Management  Trust) and Gartmore Global Partners  previously filed as Exhibit 23(d)(4)(e)(1) with Post-Effective Amendment No. 40 to the Registration  Statement on Form N-1A on November 5, 2002, and
               herein incorporated by reference.

6(d)(1)(a)     Amended Exhibit A, effective December 3, 2001, to the Subadvisory
               Agreement  among  Nationwide  Mutual Funds (now known as Gartmore
               Mutual Funds), Villanova Global Asset Management Trust (now known as Gartmore  Global Asset  Management  Trust) and Gartmore Global
               Partners   previously  filed  as  Exhibit   23(d)(4)(e)(2)   with
               Post-Effective  Amendment No. 40 to the Registration Statement on
               Form  N-1A on  November  5,  2002,  and  herein  incorporated  by reference.

7(a)           Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit 7(a) with the initial Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

7(a)(1)        Proposed  Amended  Schedule A, effective  April [_], 2003, to the
               Underwriting Agreement between Gartmore Mutual Funds and Gartmore
               Distribution  Services,  Inc. previously filed as Exhibit 7(a)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

7(b)           Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement on Form N-1A on January 5, 1999.

7(c)           Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

                                      C-15

EXHIBIT NO.   DESCRIPTION
-----------   -----------

9(a)           Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               9(a)with  Post-  Effective  Amendment  No. 1 to the  Registration
               Statement  on  Form N-14  on May 1, 2003, and herein incorporated by reference.

10(a)          Proposed  Distribution Plan under Rule 12b-1 effective April [ ],
               2003,   previously  filed  as  Exhibit  10(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

10(b)          Model Dealer  Agreement  previously  filed as Exhibit  4(b)(6)(b)
               with   Post-Effective   Amendment  No.  11  to  the  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

10(c)          Standard Dealer  Agreement  previously filed as Exhibit 7(c) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

10(d)          Proposed  Amended Rule 18f-3 Plan,  amended  effective April [ ],
               2003,   previously  filed  as  Exhibit  10(d)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

11(a)          Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

12(a)          Form of Opinion and Consent of Counsel Supporting Tax Matters and
               Consequences  to  Shareholders  to  be  filed  by  post-effective amendment.

13(a)          Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(9)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

13(a)(1)       Amendment   effective  as  of  September  1,  1999  to  the  Fund
               Administration Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and
               Villanova  SA Capital  Trust (now  known as  Gartmore  SA Capital
               Trust)    previously   filed   as   Exhibit    23(h)(1)(b)   with
               Post-Effective  Amendment No. 16 to the Registration Statement on
               Form N-1A on  December  13,  1999,  and  herein  incorporated  by reference.

13(a)(2)       Proposed  Amended  Exhibit A,  effective  April [ ], 2003, to the
               Fund  Administration  Agreement  among Gartmore  Mutual Funds and
               Gartmore SA

                                      C-16

EXHIBIT NO.   DESCRIPTION
-----------   -----------

               Capital  Trust  previously  filed as  Exhibit  13(a)(2)  with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

13(b)          Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit  24(b)(9)(b) with  Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

13(b)(1)       Proposed  Amended  Exhibit A,  effective  April [ ], 2003, to the
               Transfer and Dividend  Disbursing  Agent Agreement among Gartmore
               Mutual Funds and Gartmore  Investors  Services,  Inc.  previously filed as Exhibit 13(b)(1) with the initial Registration Statement on Form  N-14 on March  18,  2003,  and  herein  incorporated  by reference.

13(c)          Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed  as  Exhibit  23(h)(6)(b)  with  Post-Effective
               Amendment  No. 11 to the  Registration  Statement on Form N-1A on
               January 5, 1999, and herein incorporated by reference.

13(c)(1)       Proposed Amended Exhibit A to the  Administrative  Services Plan,
               effective April [ ], 2003,  previously  filed as Exhibit 13(c)(1)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

13(d)          Expense  Limitation  Agreement  dated  September  1, 2000 between
               Nationwide  Mutual Funds (now known as Gartmore Mutual Funds) and
               Villanova  Global Asset  Management  Trust (now known as Gartmore
               Global  Asset  Management  Trust)  previously  filed  as  Exhibit
               23(h)(15)   with   Post-Effective   Amendment   No.   44  to  the
               Registration  Statement on Form N-1A on February  28,  2003,  and
               herein incorporated by reference.

13(d)(1)       Amended  Exhibit  A to the  Expense  Limitation  Agreement  dated
               September 1, 2000 (as amended  April [ ], 2003)  Gartmore  Mutual
               Funds and Gartmore Global Asset Management Trust previously filed as Exhibit  13(d)(1) with the initial  Registration  Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

13(e)          Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit  23(h)(18) with  Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

13(e)(1)       Proposed  Exhibit A to the Expense  Limitation  Agreement,  dated
               October 1, 2002 (as  amended  April [ ], 2003)  between  Gartmore
               Mutual Fund Capital  Trust and Gartmore  Mutual Funds  previously filed as Exhibit 13(e)(1) with the initial Registration Statement on Form  N-14 on March  18,  2003,  and  herein  incorporated  by reference.

                                      C-17

EXHIBIT NO.    DESCRIPTION
-----------    -----------

14(a)          Consent of independent auditors previously filed as Exhibit 14(a)
               with  initial  Registration  Statement  on form N-14 on March 18,
               2003, and herein incorporated by reference.

16(a)          Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 40 to the
               Registration  Statement  on Form  N-1A on  November  5,  2002 and
               herein incorporated by reference.

16(b)          Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               March 5, 2001, and herein incorporated by reference.

16(c)          Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar,  Paul J. Hondros, Thomas J Kerr, IV,
               Douglas Kridler, Mark L. Lipson and Arden L. Shisler dated March,
               2003   previously   filed  as  Exhibit  16(c)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(a)          The Prospectus of the GMF Worldwide  Leaders Fund, dated March 1,
               2003,   previously  filed  as  Exhibit  17(a)  with  the  initial
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(b)          The Prospectus of the GMF Long-Short  Fund, dated April 21, 2003, as filed  pursuant  to Rule  497(c) on April 24,  2003 (File Nos.
               333-40455 and 811-08495) is hereby  incorporated  by reference to this Post Effective Amendment No. 1.to the Registration Statement
               on Form N-14 as Exhibit 17(b).

17(c)          Statement of Additional  Information of the Gartmore Funds, dated
               June 2, 2003,  as filed  pursuant  to Rule 497(c) on June 6, 2003
               (File Nos.  333-40455 and  811-08495) is hereby  incorporated  by
               reference  to  this   Post-Effective   Amendment  No.  2  to  the
               Registration Statement on Form N-14 as Exhibit 17(c).

17(d)          The Annual Report to  Shareholders  of the Gartmore Funds for the
               fiscal year ended  October 31, 2002  previously  filed as Exhibit
               17(d) with the  initial  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

17(e)          Combined   Prospectus  for  Class  R  shares  of  the  MF  Global
               Opportunities  Fund and MF Global  Focus Fund dated  October  31,
               2002   previously   filed  as  Exhibit  17(e)  with  the  initial
               Registration  Statement on Form N-14 on March 18, 2003 and herein incorporated by reference.

17(f)          Prospectus  for Class R shares of the MF Long-Short  Fund,  dated
               February  10,  2003  previously  filed as Exhibit  17(f) with the initial  Registration  Statement  on Form N-14 on March 18, 2003,
               and herein incorporated by reference.

17(g)          Prospectus  for Class A, B and C shares  of the MF  Global  Focus
               Fund dated  October 31, 2002  previously  filed as Exhibit  17(g)
               with the initial Registration Statement on Form N-14 on March 18,
               2003, and herein incorporated by reference.

17(h)          Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003,  previously  filed as Exhibit 17(h) with the  initial  Registration  Statement  on Form  N-14 on March 18,
               2003, and herein incorporated by reference.

                                      C-18